Long-term Debt - Amortization of Debt Discount and Debt Issuance Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Long-term Debt.
Beginning balance	$ 19	$ 19	$ 10
Capitalized during the year	3	18	12
Amortized/written-off during the year	(5)	(18)	(3)
Closing balance	17	19	19
Amount of amortized debt discount and debt issuance costs	$ 5	5	$ 3
Amount of debt discount and debt issuance costs written off as loss on extinguishment of debt		$ 13